Fees Summary	Sep. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,566,000
Previously Paid Amount	0
Total Fee Amount	1,116.74
Total Offset Amount	0
Net Fee	$ 1,116.74